Offerings - Offering: 1	Jun. 05, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Shares, with no par value
Amount Registered | shares	1,200,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	24.25	[2]
Maximum Aggregate Offering Price	$ 29,100,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,455.21	[3]
Offering Note	All shares registered pursuant to this registration statement are to be offered for resale by the Selling Shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional Class A Common Shares of the registrant, no par value, issued to prevent dilution resulting from stock splits, stock dividends or similar events.Estimated solely for purposes of calculating the registration fee, based on the average of the $25.00 (high) and $23.50 (low) prices for our Class A Common Shares as quoted on The Nasdaq Capital Market on May 29, 2025, in accordance with Rule 457(c) under the Securities Act.Calculated pursuant to Rule 457(c) under the Securities Act of 1933, as amended.

[1]	All shares registered pursuant to this registration statement are to be offered for resale by the Selling Shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such indeterminate number of additional Class A Common Shares of the registrant, no par value, issued to prevent dilution resulting from stock splits, stock dividends or similar events.
[2]	Estimated solely for purposes of calculating the registration fee, based on the average of the $25.00 (high) and $23.50 (low) prices for our Class A Common Shares as quoted on The Nasdaq Capital Market on May 29, 2025, in accordance with Rule 457(c) under the Securities Act.
[3]	Calculated pursuant to Rule 457(a) under the Securities Act of 1933, as amended.